Stockholders' Equity (Deficit) (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficit Details 1
General and administrative expense	$ 278,899	$ 84,902	$ 895,903	$ 335,160
Sales and marketing	41,364	7,618	976,341	43,250
Engineering, research and development	(4,884)	982	17,972	13,000
Operating Expenses	$ 317,351	$ 93,502	$ 1,890,216	$ 391,410